Cover	May 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2022
Entity Registrant Name	ACCEL ENTERTAINMENT, INC.
Entity Central Index Key	0001698991
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38136
Entity Tax Identification Number	98-1350261
Entity Address, Address Line One	140 Tower Drive
Entity Address, City or Town	Burr Ridge
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60527
City Area Code	630
Local Phone Number	972-2235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A-1 common stock, par value $0.0001 per share
Trading Symbol	ACEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false